RESTATEMENT AND RECLASSIFICATIONS - Effects of Reclassifications and Restatement for Errors on Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (904,452)	$ (141,928)	¥ (425,237)	¥ (233,459)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	17,115	2,686	34,085	2,787
Share-based compensation	277,617	43,564	134,264	27,151
Depreciation and amortization	10,504	1,648	8,616	8,790
Deferred tax benefit	5,122	804	(74)	(166)
Share of losses of equity method investments	596	94
Change in fair value of other equity investments	(47,247)	(7,414)	(11,614)	(900)
Losses (gains) from disposal of property and equipment	493	77	(76)	795
Investment income			(12)	(114)
Accretion of interest expenses on unsecured loans			1,894	299
Losses (gain) from disposal of subsidiaries, net	(2,899)	(455)	7,275	(21)
Change in fair value of warrant liabilities	29,011	4,552	61,454	(499)
Unrealized foreign exchange (gain)/loss	6,696	1,051	(6,115)	2,582
Accounts receivable - third parties	34,342	5,389	(52,869)	(62,233)
Accounts receivable-related parties	13,420	2,106	2,989	5,567
Contract assets	(6,647)	(1,043)	(8,498)	(2,424)
Amounts due from related parties	3,942	619		(3,942)
Prepayments and other current assets	(15,497)	(2,432)	(23,484)	(3,365)
Other noncurrent assets	1,667	262	(1,089)	(1,546)
Accounts payable	28,206	4,426	(4,744)	36,854
Contract liabilities	94,962	14,902	55,628	36,095
Amounts due to related parties	(3,472)	(545)	522	2,808
Accrued expenses and other current liabilities	59,253	9,298	16,542	18,512
Net cash used in operating activities	(238,079)	(37,359)	(216,521)	(161,581)
Investing activities:
Cash paid for purchase of property and equipment	(7,390)	(1,160)	(3,402)	(5,050)
Cash paid for purchase of intangible assets	(1,273)	(200)	(2,667)	(6,309)
Cash paid for purchase of other equity investments	(20,000)	(3,138)	(457)	(5,688)
Cash paid for purchase of short-term investments	(127,514)	(20,010)		(34,000)
Cash received from disposal of property and equipment	30	5	62	496
Cash received from sale of short-term investments			2,512	34,614
Cash from disposal of subsidiaries	(1,024)	(161)	(1,471)
Payment of interest free loans provided to related parties			(3,950)
Collection of interest free loans provided to related parties	2,300	361	4,160	310
Cash paid for term deposits	(3,375,933)	(529,758)	(160,349)	(69,762)
Cash received from maturity of term deposits	1,926,418	302,297	69,762
Net cash provided by / (used in) investing activities	(1,814,560)	(284,746)	(95,800)	(85,389)
Financing activities:
Payment of issuance costs	(5,549)	(871)	(6,282)	(12,427)
Proceeds from long-term borrowings				106,092
Repayment of long-term borrowings			(106,092)
Cash paid for acquisition of interest of a subsidiary held by non-controlling shareholder			(16,095)	(4,000)
Payment of IPO costs	(8,146)	(1,278)	(5,714)
Cash received from capital contribution from non-controlling shareholder				2,146
Proceeds from short-term bank borrowings			20,000	19,941
Repayment for short-term bank borrowings	(21,140)	(3,317)	(26,838)	(12,988)
Net cash provided by financing activities	2,444,749	383,635	457,641	325,410
Effect of foreign currency exchange rate changes on cash	(36,235)	(5,686)	(10,719)	(2,243)
Net increase in cash and restricted cash	355,875	55,844	134,601	76,197
Cash and restricted cash at the beginning of the year	301,002	47,234	166,401	90,204
Cash and restricted cash at the end of the year	656,877	$ 103,078	301,002	166,401
Series E Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares				226,646
Series F Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares			598,662
As Previously Reported
Operating activities:
Net loss			(499,839)	(183,496)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts			19,432	8,279
Share-based compensation			117,066	27,455
Depreciation and amortization			8,598	8,292
Deferred tax benefit			(869)	345
Share of losses of equity method investments			2,446	15
Change in fair value of other equity investments			(2,154)	(900)
Losses (gains) from disposal of property and equipment			(49)	79
Investment income			(12)	(114)
Accretion of interest expenses on unsecured loans			12,718	0
Losses (gain) from disposal of subsidiaries, net			(14,562)	(21)
Change in fair value of warrant liabilities			221,462	(138)
Unrealized foreign exchange (gain)/loss			(5,391)	2,404
Accounts receivable - third parties			(38,501)	(84,015)
Accounts receivable-related parties			3,216	7,515
Contract assets			(14,750)	(7,796)
Amounts due from related parties			(40)	(3,936)
Prepayments and other current assets			(20,746)	(27,105)
Other noncurrent assets			824	356
Accounts payable			(17,224)	58,574
Contract liabilities			(15,961)	14,691
Amounts due to related parties			(367)	2,025
Accrued expenses and other current liabilities			20,584	11,106
Net cash used in operating activities			(224,119)	(166,385)
Investing activities:
Cash paid for purchase of property and equipment			(5,470)	(10,094)
Cash paid for purchase of intangible assets			(515)	(378)
Cash paid for purchase of other equity investments			(457)	(5,688)
Cash paid for purchase of short-term investments				(34,000)
Cash received from disposal of property and equipment			62	496
Cash received from sale of short-term investments			2,512	34,614
Cash from disposal of subsidiaries			(1,463)
Payment of interest free loans provided to related parties			(3,950)
Collection of interest free loans provided to related parties			4,160	310
Cash paid for term deposits			(160,349)	(69,762)
Cash received from maturity of term deposits			69,762
Net cash provided by / (used in) investing activities			(95,708)	(84,502)
Financing activities:
Payment of issuance costs			(6,282)	(12,427)
Proceeds from long-term borrowings				106,092
Repayment of long-term borrowings			(106,092)
Cash paid for acquisition of interest of a subsidiary held by non-controlling shareholder			(16,095)	(4,000)
Payment of IPO costs			(5,714)
Cash received from capital contribution from non-controlling shareholder				2,146
Proceeds from short-term bank borrowings			20,000	19,941
Repayment for short-term bank borrowings			(26,838)	(12,988)
Net cash provided by financing activities			457,641	325,410
Effect of foreign currency exchange rate changes on cash			(3,668)	2,866
Net increase in cash and restricted cash			134,146	77,389
Cash and restricted cash at the beginning of the year	298,459		164,313	86,924
Cash and restricted cash at the end of the year			298,459	164,313
As Previously Reported | Series E Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares				226,646
As Previously Reported | Series F Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares			598,662
Restatement Adjustments
Operating activities:
Net loss			74,602	(49,963)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts			14,653	(5,492)
Share-based compensation			17,198	(304)
Depreciation and amortization			18	498
Deferred tax benefit			795	(511)
Share of losses of equity method investments			(2,446)	(15)
Change in fair value of other equity investments			(9,460)	0
Losses (gains) from disposal of property and equipment			(27)	716
Accretion of interest expenses on unsecured loans			(10,824)	299
Losses (gain) from disposal of subsidiaries, net			21,837
Change in fair value of warrant liabilities			(160,008)	(361)
Unrealized foreign exchange (gain)/loss			(724)	178
Accounts receivable - third parties			(14,368)	21,782
Accounts receivable-related parties			(6,205)	(1,948)
Contract assets			6,252	10,220
Amounts due from related parties			40	6
Prepayments and other current assets			2,738	23,740
Other noncurrent assets			(1,913)	(1,902)
Accounts payable			12,480	(21,720)
Contract liabilities			71,589	21,404
Amounts due to related parties			889	783
Accrued expenses and other current liabilities			(4,042)	7,406
Net cash used in operating activities			7,598	4,804
Investing activities:
Cash paid for purchase of property and equipment			2,068	5,044
Cash paid for purchase of intangible assets			(2,152)	(5,931)
Cash from disposal of subsidiaries			(8)
Net cash provided by / (used in) investing activities			(92)	(887)
Financing activities:
Effect of foreign currency exchange rate changes on cash			(7,051)	(5,109)
Net increase in cash and restricted cash			455	(1,192)
Cash and restricted cash at the beginning of the year	¥ 2,543		2,088	3,280
Cash and restricted cash at the end of the year			¥ 2,543	¥ 2,088